Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition

2 – REVENUE RECOGNITION

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 (Topic 606) titled, “Revenue from Contracts with Customers.” Topic 606 supersedes the revenue recognition requirements in Topic 605 “Revenue Recognition” (Topic 605), and requires entities to recognize revenues when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services.

Revenue Recognition

The Company generates revenue from the sale of products and services. Revenue is recognized when control of the products or services is transferred to our customers in a way that reflects the consideration we expect to be entitled to in exchange for those products and services.

The Company determines revenue recognition through the following five-step model, which entails:

1)	identification of the promised goods or services in the contract;
2)	determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract;
3)	measurement of the transaction price, including the constraint on variable consideration;
4)	allocation of the transaction price to the performance obligations; and
5)	recognition of revenue when, or as the Company satisfies each performance obligation.

Service revenue

Service revenue is recognized when the underlying training or other services are performed. Unearned revenue reported on the balance sheet as contract liability represents the portion of fees paid by customers for services that have not yet been performed as of the reporting date and are recorded as the service is rendered. The Company recognizes this revenue over the twelve-month life of the contract. Provisions for discounts are provided in the same period that the related revenue from the products and/or services is recorded.

The Company enters into programs that may provide for multiple element deliverables. Commencing in 2018, the Company began enrolling medical and dental professionals in a one-year program which includes training in a highly personalized, deep immersion workshop format which provides the dentist access to a global team who is dedicated to creating a successful integrated practice. The key topics covered in training include case selection, clinical diagnosis, appliance design, adjunctive therapies, instructions on ordering Vivos products, guidance on pricing, instruction on insurance reimbursement protocols and interacting with our proprietary software system and the many features on the Company’s website. The initial training and educational workshop is typically provided in the first month that a Vivos Integrated Provider (“VIP” or “Provider”) enrolls. Since Providers are able to begin generating revenue after the first training workshop, we recognize 50% of the service revenue in the second month of enrollment and the remaining 50% prorata throughout the following eleven months of the service contract. Ongoing support and additional training is provided throughout the year and includes access to the Company’s proprietary Airway Intelligence Service (“AIS”) which provides the Provider with resources to help simplify the diagnostic and treatment planning process. AIS is provided as part of the price of each appliance and is not a separate revenue stream. Following the year of training and support, the Provider may pay for seminars and training courses that meet the Provider’s needs on a subscription or a course-by-course basis. In addition to enrollment service revenue, the Company has launched an additional service on a monthly subscription basis, its Billing Intelligence Service (“BIS”). Revenue for these services is recognized monthly during the month the services are rendered.

The Company identifies all goods and services that are delivered separately under a sales arrangement and allocates revenue to each deliverable based on relative fair values. Fair values are generally established based on the relevant service period which approximates the prices for relevant training that would be charged if those services were sold separately. In general, revenues are separated between durable medical equipment (product revenue) and education and training services (service revenue). The allocated revenue for each deliverable is then recognized ratably based on relative fair values of the components of the sale. Revenue from training is recognized over the relevant service period, i.e. as the Company satisfies its performance obligations and creates value for the Provider. The Company also evaluates the impact of undelivered items on the functionality of delivered items for each sales transaction and, where appropriate, defers revenue on delivered items when that functionality has been affected. Functionality is determined to be met if the delivered products or services represent a separate earnings process.

From time to time we offer various discounts to our customers. These include the following:

1) Discount for cash pay in full

2) Conference or trade show incentives

3) Negotiated concessions on annual enrollment fee

The amount of the discount is determined up front prior to the sale. Accordingly, measurement is determined before the sale occurs and revenue is recognized based on the terms agreed upon between the Company and the customer over the performance period. In rare circumstances, a discount has been given after the sale during a conference which is offering a discount to full price. In this situation revenue is measured and the change in transaction price is allocated over the remaining performance obligation.

The amount of consideration can vary by customer due to promotions and discounts authorized to incentivize a sale. Prior to the sale, the customer and the Company agree upon the amount of consideration that the customer will pay in exchange for the services the Company provides. The net consideration that the customer has agreed to pay is the expected value that is recognized as revenue over the service period. Any overpayments are refunded during the reporting period so that no refund liability is recognized. At the end of each reporting period, the Company updates the transaction price to represent the circumstances present at the end of the reporting period and any changes in circumstances during the reporting period.

Product revenue

In addition to revenue from services, the Company also generates revenue from the sale of its patented oral devices and preformed guides, known as appliances or systems to its customer, the Provider. Revenue from the appliance sale is recognized when control of product is transferred to the Provider in an amount that reflects the consideration it expects to be entitled to in exchange for those products. The Provider in turn charges the Provider’s patient and or patient’s insurance a fee for the appliance and for his or her professional services in measuring, fitting, installing the appliance and educating the patient as to its use. The Company is contracted with the Provider for the sale of the appliance and is not involved in the sale of the products and services from the Provider to the Provider’s patient.

The appliance is similar to a retainer that is worn after braces are removed. Each appliance is unique and is fitted to the patient. The Company utilizes its network of certified dental Providers throughout the country to sell the appliances to their customers as well as in two centers that the Company operates. The Company utilizes third party contract manufacturers or labs to produce its unique, patented appliances and preformed guides. The manufacturer designated by the Company produces the appliance in strict adherence to the Company’s patents, design files, protocols, processes and procedures and under the direction and specific instruction of the Company, ships the appliance to the Provider who ordered the appliance from the Company. All of the Company’s contract manufacturers are required to follow the Company’s master design files in production of appliances or the lab will be in violation of the FDA’s rules and regulations. The Company performed an analysis under ASC Topic 606-10-55-36 through 55-40 and concluded it is the principal in the transaction and is reporting revenue gross. The Company bills the Provider the contracted price for the appliance which is recorded as product revenue. Product revenue is recognized once the appliance ships to the Provider under the direction of the Company.

Beginning in 2018, the Company operated three centers in Colorado and Utah. Effective October 1, 2019, the Company sold its center in Utah (see Note 3). Within each center, the Company utilizes a team of medical professionals to measure, order and fit each appliance. Upon scheduling the patient (which is the Company’s customer in this case), the center takes a deposit and reviews the patient’s insurance coverage. Revenue is recognized differently for our Company owned centers than for its Providers. The Company recognizes revenue in the centers after the appliance is received from the manufacturer and once the appliance is fitted and provided to the patient.

The Company offers its Clinical Advisors discounts from our standard Provider pricing. This is done to help encourage our Clinical Advisors, who help the Provider with technical aspects of our products, to purchase our products for their own practices. In addition, from time to time, we offer buy one get one offers and other credits to incentivize our Providers to embrace our products and increase volume within their practices.

The Company’s revenue from contracts with customers is shown in the table below:

	Year Ended December 31,
	2020	2019

Revenue
Product revenue:
Appliance sales to integrated providers	$4,547,883	$2,917,095
Center revenue	341,957	1,432,528
Total product revenue	4,889,840	4,349,623

Service revenue
VIP	7,540,718	6,742,283
Billing intelligence services	620,094	256,415
Sponsorship/seminar/other	15,585	44,956
Total service revenue	8,176,397	7,043,654

Total revenue	$13,066,237	$11,393,277

Costs of obtaining the contract

The Company does pay commissions to certain employees and others to incentivize sales growth. The Company recognizes these incremental costs of obtaining a contract as an expense when incurred since the amortization period of the asset that we would have otherwise recognized would be amortized over a period of less than one year.

Contract Balances

When timing of the Company’s delivery of product is different from the timing of the payments made by customers, the Company recognizes either a contract asset (performance precedes customer payment) or a contract liability (customer payment precedes performance). Contracts are often paid in arrears and are recognized as receivables after the Company considers whether a significant financing component exists.

Payment on product revenues is typically paid by credit card upfront. Payment on service revenues in 2020 and 2019 was sought up front and for training to be received, a minimum deposit is required. In some cases, the Company allowed installment plans to entice additional providers.

The opening and closing balances of the Company’s contract liability are as follows:

	2020	2019
Beginning balance, January 1	$2,947,565	$889,508
New contracts	7,531,145	8,800,340
Revenue recognized	(7,540,718)	(6,742,283)
Ending balance, December 31	$2,937,992	$2,947,565